Property, Plant and Equipment - Summary of Depreciations Charges (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about depreciations charges [Line Items]
Depreciations charges	€ 9,448	€ 6,688	€ 880
Research and development costs [member]
Disclosure of detailed information about depreciations charges [Line Items]
Depreciations charges	7,311	5,282	827
Selling, general and administrative expense [member]
Disclosure of detailed information about depreciations charges [Line Items]
Depreciations charges	€ 2,137	€ 1,406	€ 53